Related Party Transactions	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

3. Related Party Transactions

a)       Service and Lease Agreements

The Company's parent, Fresenius SE & Co. KGaA, is a German partnership limited by shares resulting from the change of legal form effective January 28, 2011, of Fresenius SE, a European Company (Societas Europaea), and which, prior to July 13, 2007, was called Fresenius AG, a German stock corporation. In these Consolidated Financial Statements, Fresenius SE refers to that company as a partnership limited by shares, effective on and after January 28, 2011, as well as both before and after the conversion of Fresenius AG from a stock corporation into a European Company. Fresenius SE owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“General Partner”) and is the Company's largest shareholder owning approximately 30.3% of the Company's voting shares as of September 30, 2011. In August 2008, a subsidiary of Fresenius SE issued Mandatory Exchangeable Bonds in the aggregate principal amount of €554,400. These matured on August 14, 2011 when they were mandatorily exchangeable into ordinary shares of the Company. Upon maturity, the issuer delivered 15,722,644 of the Company's ordinary shares to the bond holders. As a result, Fresenius SE's holding of the Company's ordinary shares decreased to the above percentage.

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. During the nine-month periods ended September 30, 2011 and 2010, amounts charged by Fresenius SE to the Company under the terms of these agreements were $51,357 and $44,607, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged $4,918 and $4,746 for services rendered to the Fresenius SE Companies during the first nine months of 2011 and 2010 respectively.

Under real estate operating lease agreements entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies $19,442 and $15,135 during the nine-month periods ended September 30, 2011 and 2010, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner was $9,772 and $8,773, respectively, for its management services during the nine-month periods ended September 30, 2011 and 2010.

b)       Products

For the first nine months of 2011 and 2010, the Company sold products to the Fresenius SE Companies for $14,579 and $11,468 respectively. During the same periods, the Company made purchases from the Fresenius SE Companies in the amount of $39,350 and $33,443, respectively.

Also, the Company has entered into agreements to provide renal products and pharmaceutical supplies to equity method investees. Under these agreements, the Company sold $9,441 of products to equity method investees during the first nine months of 2011.

In addition to the purchases noted above, the Company currently purchases heparin supplied by APP Pharmaceuticals Inc. (“APP Inc.”), through an independent group purchasing organization (“GPO”). APP Inc. is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with APP Inc. and does not submit purchase orders directly to APP Inc. During the nine-month periods ended September 30, 2011 and 2010, Fresenius Medical Care Holdings, Inc. (“FMCH”) acquired approximately $18,900 and $23,365, respectively, of heparin from APP Inc. through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing Provided by and to Fresenius SE and the General Partner

As of September 30, 2011, the Company had borrowings outstanding with Fresenius SE of €57,300 ($77,372 as of September 30, 2011) at an interest rate of 2.606%, due on October 31, 2011. During October 2011, the amount was increased to €84,700 ($118,588 at October 31, 2011), and the loan was extended from October 31, 2011 to November 30, 2011 at an interest rate of 2.617%.

As of September 30, 2011, the Company had a loan of CNY 10,000 ($1,566 as of September 30, 2011) outstanding with a subsidiary of Fresenius SE at an interest rate of 6.65%, due on April 14, 2013.

In January 2011, the Company reached a court settlement with the German tax authorities on a disallowed impairment charge recognized in 1997. As the Company was party to a German trade tax group with Fresenius SE and certain of Fresenius SE's other affiliates for fiscal years 1997 - 2001, the Company and Fresenius SE had entered into an agreement on how to allocate potential tax effects of the disallowed impairment charge, including interest on prepayments, upon resolution between the Company and the German tax authorities. As a result, the Company recognized €2,560 ($3,457 as of September 30, 2011) as a tax expense for interest payable to Fresenius SE in 2011.

Throughout 2010, the Company, under its cash pooling agreement, made cash advances to Fresenius SE. The balance outstanding at December 31, 2010 of €24,600 ($32,871 as of December 31, 2010) was fully repaid on January 3, 2011 at an interest rate of 1.942%.

On August 19, 2009, the Company borrowed €1,500 ($2,025 as of September 30, 2011) from the General Partner at 1.335%. The loan repayment, originally due on August 19, 2010, was originally extended until August 19, 2011 and has been further extended until August 20, 2012 at an interest rate of 3.328%.

During 2009, the Company reclassified an account payable to Fresenius SE in the amount of €77,745 to short-term borrowings from related parties. The amount represents taxes payable by the Company arising from the period 1997-2001 during which German trade taxes were paid by Fresenius SE on behalf of the Company. Of this amount, €5,747 ($7,760 at September 30, 2011) was outstanding at September 30, 2011 at an interest rate of 6% and will be repaid in the fourth quarter of 2011.